Authorised and issued share capital - Movements and Weighted-average Exercise Price for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2020 shares £ / shares $ / ADRs	Dec. 31, 2019 shares £ / shares $ / ADRs	Dec. 31, 2018 shares
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $ / ADRs	96.744
Weighted-average exercise price for options, Forfeited | $ / ADRs	94.083
Weighted-average exercise price for options, Outstanding 31 December | $ / ADRs	98.509	96.744
Weighted-average exercise price for options, Exercisable | $ / ADRs	49.230
American depository receipts [member] | WPP Share Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $ / ADRs	79.798
Weighted-average exercise price for options, Granted | $ / ADRs	48.950
Weighted-average exercise price for options, Forfeited | $ / ADRs	82.605
Weighted-average exercise price for options, Outstanding 31 December | $ / ADRs	70.363	79.798
Weighted-average exercise price for options, Exercisable | $ / ADRs	50.571
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	25,105,815
Options granted, Granted	4,990,300
Exercise of share options	(1,000)	(75,625)	(166,675)
Options granted, Forfeited	(9,647,975)
Options granted, Ending balance	20,447,140	25,105,815
Options granted, Exercisable	6,221,500
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	6,741
Options granted, Ending balance	6,741	6,741
Weighted-average exercise price for options, 1 January | £ / shares	£ 9.355
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	£ 9.355	£ 9.355
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	4,701,924
Exercise of share options	(1,000)
Options granted, Forfeited	(2,201,250)
Options granted, Ending balance	2,499,674	4,701,924
Options granted, Exercisable	127,225
Weighted-average exercise price for options, 1 January | £ / shares	£ 12.421
Weighted-average exercise price for options, Exercised | £ / shares	6.268
Weighted-average exercise price for options, Forfeited | £ / shares	12.229
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	12.631	£ 12.421
Weighted-average exercise price for options, Exercisable | £ / shares	£ 6.268
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	20,397,150
Options granted, Granted	4,990,300
Options granted, Forfeited	(7,446,725)
Options granted, Ending balance	17,940,725	20,397,150
Options granted, Exercisable	6,094,275
Weighted-average exercise price for options, 1 January | £ / shares	£ 12.121
Weighted-average exercise price for options, Granted | £ / shares	7.344
Weighted-average exercise price for options, Forfeited | £ / shares	12.530
Weighted-average exercise price for options, Outstanding 31 December | £ / shares	10.596	£ 12.121
Weighted-average exercise price for options, Exercisable | £ / shares	£ 7.344